May 15, 2015

ATTORNEYS AT LAW

777 EAST WISCONSIN AVENUE, SUITE 3800

MILWAUKEE, WISCONSIN 53202-5306

414.271.2400 TEL

414.297.4900 FAX

www.foley.com

WRITER’S DIRECT LINE

414.297.5596

pfetzer@foley.com EMAIL

CLIENT/MATTER NUMBER

035194-0102

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Parnassus Funds - File Nos. 002-93131 and 811-04044

Ladies and Gentlemen:

Pursuant to Rule 497 of the Securities Act of 1933, as amended, and the regulations thereunder, transmitted herewith on behalf of Parnassus Funds, a Massachusetts business trust (the “Trust”), is a filing that is being made for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in the Rule 497 filing made by the Trust on May 1, 2015.

Please call the undersigned at (414) 297-5596 should you have any questions regarding this filing.

Very truly yours,

/s/ Peter D. Fetzer

Peter D. Fetzer

Enclosures

cc:	John Skidmore

BOSTON BRUSSELS CHICAGO DETROIT JACKSONVILLE	LOS ANGELES MADISON MILWAUKEE NEW YORK ORLANDO	SACRAMENTO SAN DIEGO SAN DIEGO/DEL MAR SAN FRANCISCO SILICON VALLEY	TALLAHASSEE TAMPA TOKYO WASHINGTON, D.C.

4851-2015-10761